UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK -- 96.0%
--------------------------------------------------------------------------------------
                                                             SHARES        VALUE
                                                           ---------- ---------------
  AUTO & TRANSPORTATION -- 4.1%
     BorgWarner (A).................................         484,000  $    24,495,240
     Celadon Group * (A)............................         705,200        6,727,608
     Commercial Vehicle Group * (A).................         562,000        5,620,000
     Marten Transport * (A).........................         237,800        4,044,978
     Modine Manufacturing (A).......................         219,900        3,395,256
     Quixote (A)....................................         283,100        4,792,883
     Saia * (A).....................................         246,300        3,475,293
     Stoneridge * (A)...............................         448,800        4,012,272
     Wright Express * (A)...........................         126,200        3,778,428
                                                                      ---------------
                                                                           60,341,958
                                                                      ---------------
  CONSUMER DISCRETIONARY -- 12.0%
     Brown Shoe (A).................................         666,900       11,470,680
     Buckle (A).....................................         244,650       10,174,993
     Callaway Golf (A)..............................         640,300       11,474,176
     Carter's * (A).................................         455,500        8,385,755
     Ethan Allen Interiors (A)......................         354,700       10,977,965
     Fred's, Cl A (A)...............................         401,300        3,784,259
     FTI Consulting * ..............................          32,800        1,814,168
     G&K Services, Cl A (A).........................         263,300       10,524,101
     Group 1 Automotive (A).........................         555,900       14,697,996
     Insight Enterprises * (A)......................         848,200       14,648,414
     JOS A Bank Clothiers * (A).....................         267,800        7,294,872
     Men's Wearhouse (A)............................         637,000       16,237,130
     Outdoor Channel Holdings * (A).................         231,700        1,661,289
     Ralcorp Holdings * (A).........................         266,700       14,511,147
     Regis (A)......................................         338,700        8,579,271
     Schawk (A).....................................         532,300        7,643,828
     THQ * (A)......................................         445,850        8,029,759
     Toro ..........................................         249,500       12,310,330
                                                                      ---------------
                                                                          174,220,133
                                                                      ---------------
  ENERGY -- 9.4%
     Comstock Resources * (A).......................         482,100       15,282,570

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  COMMON STOCK --- CONTINUED
--------------------------------------------------------------------------------------
                                                             SHARES        VALUE
                                                           ---------- ---------------
  ENERGY -- CONTINUED
     Equitable Resources ...........................         302,900  $    16,886,675
     Oceaneering International * (A)................         554,500       31,928,110
     Penn Virginia (A)..............................         900,000       38,349,000
     St. Mary Land & Exploration (A)................         504,000       17,755,920
     Tetra Technologies * ..........................         288,600        4,516,590
     Unit * (A).....................................         252,000       12,630,240
                                                                      ---------------
                                                                          137,349,105
                                                                      ---------------

  FINANCIAL SERVICES -- 12.6%
     Assured Guaranty ..............................         295,300        6,986,798
     Boston Private Financial Holdings (A)..........         574,000       13,104,420
     Capital Corp of the West (A)...................          84,780        1,684,579
     Colonial BancGroup ............................         410,200        6,440,140
     Columbia Banking System (A)....................         507,300       13,042,683
     CVB Financial (A)..............................       1,190,585       13,275,023
     Dime Community Bancshares (A)..................         609,300        9,157,779
     Encore Bancshares * (A)........................         219,300        4,168,893
     Financial Federal (A)..........................         213,100        5,122,924
     First Mercury Financial * (A)..................         465,000        8,886,150
     First State Bancorporation (A).................          64,500          810,120
     FNB (A)........................................         924,900       14,400,693
     Heritage Commerce (A)..........................         110,000        2,082,300
     HFF, Cl A * ...................................         407,200        2,785,248
     Jack Henry & Associates (A)....................         302,200        7,428,076
     LandAmerica Financial Group, Cl A (A)..........         142,000        7,406,720
     Procentury ....................................          92,400        1,355,508
     Prosperity Bancshares (A)......................         474,900       13,653,375
     Selective Insurance Group (A)..................         294,900        7,051,059
     Sterling Bancorp (A)...........................         269,889        3,862,111
     Trico Bancshares (A)...........................         388,300        6,931,155
     UCBH Holdings (A)..............................         516,390        7,291,427
     Waddell & Reed Financial, Cl A ................         575,600       19,098,408

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------
                                                             SHARES        VALUE
                                                           ---------- ---------------
  FINANCIAL SERVICES -- CONTINUED
     West Coast Bancorp (A).........................         463,900  $     7,051,280
                                                                      ---------------
                                                                          183,076,869
                                                                      ---------------
  HEALTH CARE -- 6.3%
     Analogic (A)...................................          51,900        3,065,214
     Bio-Rad Laboratories, Cl A * ..................         224,200       21,346,082
     Cardiac Science * .............................         424,641        3,520,274
     Computer Programs & Systems (A)................         150,600        3,094,830
     Conmed * (A)...................................         523,800       12,728,340
     Dentsply International (A).....................         302,000       12,475,620
     Medical Action Industries * (A)................         255,000        4,263,600
     Omnicare (A)...................................         339,000        7,505,460
     Orthofix International * (A)...................          95,400        5,216,472
     Symmetry Medical * (A).........................         554,100       10,084,620
     West Pharmaceutical Services (A)...............         223,500        8,738,850
                                                                      ---------------
                                                                           92,039,362
                                                                      ---------------
  MATERIALS & PROCESSING -- 17.6%
     Acuity Brands (A)..............................         192,200        8,747,022
     Albany International, Cl A (A).................         446,100       15,617,961
     Aptargroup (A).................................         800,000       30,176,000
     Beacon Roofing Supply * (A)....................         788,400        7,316,352
     Brady, Cl A (A)................................         126,600        3,844,842
     Cambrex (A)....................................         347,600        3,302,200
     Carpenter Technology (A).......................         336,400       20,735,696
     Comfort Systems USA (A)........................         788,700        9,677,349
     Compass Minerals International (A).............         128,300        5,442,486
     Gibraltar Industries (A).......................         591,900        7,813,080
     Interline Brands * ............................         573,400       11,387,724
     Kaydon (A).....................................         346,700       15,147,323
     Michael Baker * (A)............................         135,200        4,627,896
     Minerals Technologies (A)......................         199,500       10,852,800
     NN ............................................         363,900        3,078,594
     Northwest Pipe * (A)...........................         175,000        7,252,000
     OM Group * (A).................................         337,900       19,388,702

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------
                                                             SHARES        VALUE
                                                           ---------- ---------------
  MATERIALS & PROCESSING -- CONTINUED
     Quanex (A).....................................         409,300  $    21,451,413
     Rogers * (A)...................................         359,200       11,210,632
     Spartech ......................................         611,600        9,008,868
     Tronox, Cl B (A)...............................         925,100        6,771,732
     Universal Forest Products (A)..................         204,000        7,384,800
     Watsco (A).....................................         379,300       13,988,584
     Zep (A)........................................          96,100        1,587,572
                                                                      ---------------
                                                                          255,811,628
                                                                      ---------------
  PRODUCER DURABLES -- 15.7%
     Actuant, Cl A (A)..............................         666,400       18,212,712
     Ametek ........................................         722,850       31,834,314
     ATMI * (A).....................................         428,200       11,261,660
     Belden CDT (A).................................         270,000       11,421,000
     Cymer * (A)....................................         393,800       10,636,538
     Diebold .......................................         305,800        7,914,104
     Entegris * (A).................................       1,712,659       13,187,474
     ESCO Technologies * (A)........................         334,300       12,532,907
     Esterline Technologies * (A)...................         461,900       21,519,921
     Formfactor * ..................................         124,800        3,022,656
     Heico, Cl A (A)................................         485,600       16,991,144
     Itron * (A)....................................         127,600       10,514,240
     Kaman .........................................         637,000       18,816,980
     Littelfuse * (A)...............................         289,800        8,807,022
     MDC Holdings (A)...............................         141,700        6,556,459
     Measurement Specialties * (A)..................         299,700        5,904,090
     Nordson (A)....................................         347,300       17,323,324
     Radyne * ......................................         325,300        2,813,845
                                                                      ---------------
                                                                          229,270,390
                                                                      ---------------
  REAL ESTATE INVESTMENT TRUSTS -- 5.0%
     Brandywine Realty Trust (A)....................         262,130        4,941,150
     Camden Property Trust (A)......................         157,400        7,767,690
     CapLease (A)...................................         883,000        7,161,130
     First Industrial Realty Trust (A)..............         186,000        6,478,380

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------
                                                             SHARES        VALUE
                                                           ---------- ---------------
  REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
     Hersha Hospitality Trust (A)...................         696,400  $     6,260,636
     Kite Realty Group Trust (A)....................         532,000        7,001,120
     LaSalle Hotel Properties (A)...................         300,400        8,233,964
     Lexington Realty Trust (A).....................         341,100        5,099,445
     Liberty Property Trust (A).....................         169,700        5,449,067
     Mack-Cali Realty (A)...........................          96,900        3,441,888
     Parkway Properties (A).........................         213,300        7,661,736
     Ramco-Gershenson Properties (A)................         134,900        3,008,270
                                                                      ---------------
                                                                           72,504,476
                                                                      ---------------
  TECHNOLOGY -- 12.9%
     American Reprographics * (A)...................         675,900       10,631,907
     AMIS Holdings * (A)............................       1,340,800        9,801,248
     Avocent * (A)..................................         518,000        8,598,800
     Black Box (A)..................................         365,500       12,156,530
     CommScope * (A)................................         590,200       26,175,370
     Excel Technology * (A).........................         190,300        4,864,068
     Hutchinson Technology * (A)....................         429,700        6,776,369
     Imation (A)....................................          62,200        1,611,602
     Kemet * (A)....................................       1,158,600        6,036,306
     Kenexa * (A)...................................         543,700        9,656,112
     Macrovision * .................................         363,200        6,098,128
     Mantech International, Cl A * (A)..............         273,600       11,190,240
     Moldflow * ....................................         322,500        4,211,850
     PDF Solutions * ...............................         704,300        6,085,152
     Plexus * (A)...................................         486,200       10,983,258
     Progress Software * ...........................         536,300       15,831,576
     Semtech * (A)..................................         504,300        6,439,911
     Silicon Motion Technology ADR * ...............         271,600        4,182,640
     Tekelec * (A)..................................         806,800        9,673,532
     Trimble Navigation * (A).......................         126,200        3,337,990
     Xyratex * .....................................         722,600       13,042,930
                                                                      ---------------
                                                                          187,385,519
                                                                      ---------------

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------
                                                             SHARES        VALUE
                                                           ---------- ---------------
  UTILITIES -- 0.4%
     Iowa Telecommunications Services (A)...........         372,400  $     5,742,408
                                                                      ---------------

     TOTAL COMMON STOCK
        (Cost $1,121,234,861) ......................                    1,397,741,848
                                                                      ---------------

--------------------------------------------------------------------------------------
  CORPORATE BONDS -- 1.4%
--------------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
                                                         -----------
     General Electric Capital Corporation MTN
        3.285%, 05/19/08 (B) (C)....................     $10,000,000       10,000,000
        3.285%, 01/05/09 (B)........................      11,000,000       11,000,000
                                                                      ---------------

     TOTAL CORPORATE BONDS
        (Cost $21,000,000) .........................                       21,000,000
                                                                      ---------------

--------------------------------------------------------------------------------------
  MASTER NOTES -- 2.4%
--------------------------------------------------------------------------------------
     Bear Stearns, 3.325%, 02/06/08 (B).............      25,000,000       25,000,000
     JPMorgan Securities, 3.225%, 02/15/08 (B) .....      10,000,000       10,000,000
                                                                      ---------------

     TOTAL MASTER NOTES
        (Cost $35,000,000) .........................                       35,000,000
                                                                      ---------------

--------------------------------------------------------------------------------------
  BANK NOTE -- 1.5%
--------------------------------------------------------------------------------------
     National City, 3.232%, 04/18/08 (B) (C)
        (Cost $21,547,739) .........................      21,500,000       21,547,739
                                                                      ---------------

--------------------------------------------------------------------------------------
  CASH EQUIVALENTS -- 0.9%
--------------------------------------------------------------------------------------
     Merrill Lynch Premier Institutional Fund,
        4.244% (B) .................................       6,000,000        6,000,000

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  CASH EQUIVALENTS -- CONTINUED
--------------------------------------------------------------------------------------
                                                          FACE AMOUNT/
                                                             SHARES        VALUE
                                                           ---------- ---------------
     Schwab Value Advantage Money Market
        Fund, 4.163% (B) ...........................       8,000,000  $     8,000,000
                                                                      ---------------

     TOTAL CASH EQUIVALENTS
        (Cost $14,000,000) ..........................                      14,000,000
                                                                      ---------------

--------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- 26.9%
--------------------------------------------------------------------------------------
     Bear Stearns
        3.225% dated 01/31/08, to
        be repurchased on 02/01/08, repurchase price
        $35,003,135 (collateralized by various
        Collateralized Mortgage Obligations, ranging in
        par value $495,000-$15,000,000,
        0.000%-6.339% 08/25/27-06/11/50; total
        market value $35,700,124) (B)...............     $35,000,000       35,000,000

     Bear Stearns
        3.200%, dated 01/31/08, to
        be repurchased on 02/01/08, repurchase price
        $200,017,778 (collateralized by various
        Collateralized Mortgage Obligations, ranging in
        par value $495,000-$15,000,000,
        0.000%-6.339% 08/25/27-06/11/50; total
        market value $204,000,709) (B)..............     200,000,000      200,000,000

     Credit Suisse
        2.750%, dated 01/31/08, to be repurchased on
        02/01/08, repurchase price $56,189,401
        (collateralized by a U.S. Agency Discount Note,
        par value 57,610,000 0.000%, 04/09/08;
        total market value $57,310,430) ............      56,185,109       56,185,109

     Greenwich Capital
        3.275%, dated 01/31/08, to be repurchased on
        02/01/08, repurchase price $100,009,097
        (collateralized by various Collateralized Mortgage
        Obligations, par value $425,000-74,140,000,
        0.000%-6.250%, 07/15/10-03/11/39;
        total market value $102,002,363) (B)........     100,000,000      100,000,000

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY PORTFOLIO
                                                          JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------------
                                                              FACE
                                                             AMOUNT        VALUE
                                                           ---------- ---------------
     Lehman Brothers
        3.205%, dated 01/31/08, to be repurchased
        on 02/01/08, repurchase price $139,145
        (collateralized by a Collateralized Mortgage
        Obligation, par value $295,000, 0.000%, 03/25/35;
        total market value $142,764) (B)............        $139,133  $       139,133
                                                                      ---------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $391,324,242) .........................                     391,324,242
                                                                      ---------------

     TOTAL INVESTMENTS - 129.1%
        (Cost $1,604,106,842) + .....................                 $ 1,880,613,829
                                                                      ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,456,273,719.
*   NON-INCOME PRODUCING SECURITY.
(A) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JANUARY 31, 2008 WAS $409,287,618.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008 WAS $426,686,872.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
ADR AMERICAN DEPOSITARY RECEIPT
CL  CLASS
MTN MEDIUM TERM NOTE

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS 1,604,106,842, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $410,198,565 AND $(133,691,578), RESPECTIVELY.

    FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


    ICM-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.